OTHER NON-CURRENT ASSETS (Details)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayments for land use right		¥ 26,550,000		¥ 26,550,000
Other	[1]	2,367,064		4,280,304
Other non-current assets		¥ 2,367,064	$ 371,444	¥ 30,830,304

[1]	10. OTHER NON-CURRENT ASSETS